REVENUE CLASSES AND CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
REVENUE CLASSES AND CONCENTRATIONS
REVENUE CLASSES AND CONCENTRATIONS

NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022

Revenue by product/service lines:

Retail	$479,830	$2,024,011
Distribution	1,845	2,649
Services	13,387,175	4,059,563
Total	$13,868,850	$6,086,223

Revenue by subsidiary:

Singlepoint (parent company)	$10,699	$15,060
Boston Solar	13,362,072	3,839,773
Box Pure Air	467,635	2,005,860
Direct Solar America	10,800	108,386
DIGS	3,341	5,741
Energy Wyze	14,303	111,403
Total	$13,868,850	$6,086,223

No customer comprised 10% or greater of the Company’s revenue for the six months ended June 30, 2023. One customer comprised 24% of the Company’s revenue for the six months ended June 30, 2022.

NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021

Revenue by product/service lines:

Retail	$2,309,535	$405,970
Distribution	2,931	15,591
Services	19,473,683	387,341
Total	$21,786,149	$808,902

Revenue by subsidiary:

SinglePoint (parent company)	$26,888	$35,326
Boston Solar	19,124,124	-
Box Pure Air	2,277,732	348,877
Direct Solar America	177,879	241,042
DIGS	7,846	37,358
Energy Wyze	171,680	146,299
Total	$21,786,149	$808,902

No customers comprised 10% or greater of the Company's revenue for the years ended December 31, 2022 and 2021. One customer comprised 27% of the Company’s accounts receivable as of December 31, 2022. No customer comprised 10% or greater of the Company’s accounts receivable as of December 31, 2021.